UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23292

NB Crossroads Private Markets Fund V (TE) Advisory LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

NB Crossroads Private Markets Fund V (TE) Advisory LP

c/o Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 476-8800

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NB Crossroads Private Markets Fund V (TE) Advisory LP (the “Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Advisory LP. The percentage of the Fund’s partners’ capital owned by the Fund at December 31, 2018, was 7.63%. The Fund has included the Master Fund’s schedule of investments as of December 31, 2018, below. The Master Fund’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on March 1, 2019.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2018 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value

Large-cap Buyout (29.30%)
Hellman & Friedman Capital Partners IX, L.P.	Primary	-	North America	$-	$-
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	2,250,000
KKR European Fund V, L.P.	Primary	-	Europe	-	-
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	2,244,073
NB HUB Aggregator	Co-Investment	11/2018	North America	1,516,060	1,500,000
TPG Healthcare Partners, L.P.	Primary	-	North America	-	-
TPG Partners VIII, L.P.	Primary	-	North America	-	-
Vertex Aggregator LP	Co-Investment	08/2018	North America	1,200,307	1,200,000
				7,216,367	7,194,073
Small and Mid-cap Buyout (46.71%)
Greenbriar Coinvestment BDP, LP.	Co-Investment	12/2018	North America	1,324,938	1,320,000
Holley Parent Holdings, LLC	Co-Investment	10/2018	North America	1,900,000	1,900,000
Oak Hill Capital Partners V, L.P.	Primary	-	North America	-	-
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,400,000
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018	North America	4,247,459	4,513,000
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2018	North America	1,887,951	2,336,772
				10,760,348	11,469,772
Special Situations (8.89%)
Verscend Intermediate Holding Corp.	Co-investment	08/2018	North America	2,182,500	2,182,500
				2,182,500	2,182,500
Venture Capital (0.00%)
GGV Capital VII L.P.	Primary	-	North America	-	-
GGV Capital VII Plus L.P.	Primary	-	North America	-	-
GGV Discovery Fund II, L.P.	Primary	-	North America	-	-
Level Equity Growth Partners IV, L.P.	Primary	11/2018	North America	49,085	281
Lightspeed China Partners IV, L.P.	Primary	-	Asia	-	-
Lightspeed China Partners Select I, L.P.	Primary	-	Asia	-	-
				49,085	281

Total Investments in Portfolio Funds (cost $20,208,300) (84.90%)					20,846,626
Other Assets & Liabilities (Net) (15.10%)					3,708,567
Partners' Capital - Net Assets (100.00%)					$24,555,193

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2018 aggregated $20,208,300. Total fair value of illiquid and restricted securities at December 31, 2018 was $20,846,626 or 84.90% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the portfolio funds (the “Portfolio Funds”) and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10 “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table details the Master Fund’s financial assets and liabilities that were accounted for at fair value as of December 31, 2018 by level and fair value hierarchy:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$1,200,000	$5,994,073	$7,194,073
Small and Mid-cap Buyout	-	-	-	11,469,772	11,469,772
Special Situations	-	-	2,182,500	-	2,182,500
Venture Capital	-	-	-	281	281
Total	$-	$-	$3,382,500	$17,464,126	$20,846,626

Significant Unobservable Inputs

As of December 31, 2018, the Master Fund had investments valued at $20,846,626. The fair value of investments valued at $17,464,126 in the Master Fund's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The fair value of the investments valued at $3,382,500 in the Master Fund’s Schedule of Investments have been valued using recent transactional value. The following table includes a reconciliation of investments in Level 3 assets as of December 31, 2018.

	Large-cap Buyout	Small and Mid- cap Buyout	Special Situations	Venture Capital	Total
Balance as of May 18, 2018	$-	$-	$-	$-	$-
Net change in unrealized appreciation (depreciation) on investments	(307)	-	-	-	(307)
Net realized gain (loss) on investments	-	-	-	-	-
Purchases	1,200,307	-	2,182,500	-	3,382,807
Sales	-	-	-	-	-
Balance as of December 31, 2018	$1,200,000	$-	$2,182,500	$-	$3,382,500

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended December 31, 2018.

The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2018:

	Fair Value	Valuation	Unobservable Inputs
Investments	12/31/2018	Methodologies	Variable	Value/Range

Large-cap Buyout	$1,200,000	Recent Transactional Value	N/A	N/A

Special Situations	2,182,500	Recent Transactional Value	N/A	N/A

Total	$3,382,500

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2018 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TE) Advisory LP

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: March 1, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: March 1, 2019